Investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2016
Gain (Loss) on Investments [Line Items]
Equity method Investments, carrying value	¥ 242,744		¥ 258,180
Held-to-maturity Securities
Gain (Loss) on Investments [Line Items]
Impairment loss on securities	¥ 0	¥ 0
Orient Corporation
Gain (Loss) on Investments [Line Items]
Percentage of proportionate share to the total outstanding common shares	49.00%
Equity securities (marketable)
Gain (Loss) on Investments [Line Items]
Equity method Investments, carrying value	¥ 120,256		124,830
Equity method Investments, aggregated market values	¥ 234,754		¥ 277,508